Long-Term Investments	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Long-Term Investments
10. LONG-TERM INVESTMENTS

	As of December 31,
	2023			2024
	RMB				RMB
	Initial cost	Net cumulative fair value adjustments	Carrying value	Initial cost	Net cumulative fair value adjustments	Carrying value
Available-for-sale debt securities
Shanghai Jiayang Information System Co., Ltd (1)	55,000	8,071	63,071	55,000	6,426	61,426
Guangzhou Tale Base Technology Co., Ltd (2)	31,400	776	32,176	31,400	(1,636)	29,764
Beijing Lingdai (3)	31,980	(6,507)	25,473	31,980	(13,999)	17,981
Others (4)	15,400	(9,779)	5,621	20,376	(15,115)	5,261

	133,780	(7,439)	126,341	138,756	(24,324)	114,432

The Company’s AFS debt investments all include substantive liquidation preference and redemption provision and is redeemable at the option of the investor.

(1)
On September 28, 2021,
Jiangsu Radnova
entered into a share purchase agreement and a share transfer agreement to acquire 10% equity interest of Shanghai Jiayang Information System Co., Ltd (“Shanghai Jiayang”), which is principally engaged in human resource management software, at a cash consideration of RMB 55,000 (“Jiayang Investment”), and the investment is legally settled on October 13, 2021. The Company recognized unrealized gains of RMB 2,130, RMB 5,941 and an unrealized loss of RMB 1,645 in Accumulated Other Comprehensive Income for the years ended December 31, 2022, 2023 and 2024, respectively. Dividend of nil, nil and RMB 500 were declared and paid by Shanghai Jiayang during the years ended December 31, 2022, 2023 and 2024, respectively.

(2)
Jiangsu Radnova
 entered into a share purchase agreement and a share transfer agreement to acquire 10.02% equity interest of Guangzhou Tale Base Technology Co., Ltd (“Tale Base”), which is principally engaged in human resource management software, at a cash consideration of RMB 31,400 (“Tale Base Investment”), and the investment was legally closed on February 28, 2022. The Company recognized an unrealized loss of RMB 271
,
unrealized gain of RMB 1,047
and unrealized loss of RMB 776
in Accumulated Other Comprehensive Income for the year ended December 31, 2022, 2023 and 2024, respectively. In addition, the Company recognized an impairment loss of
RMB 1,636

for the
difference between the
fair value
and amortized cost basis
for the year ended December 31, 2024
 as the Company has the intent to sell the impaired securities before recovery of its amortized cost basi
s
.

(3)
On July 1, 2021,
Jiangsu Radnova
entered into a share purchase agreement and a share transfer agreement to acquire 19% equity interest of Beijing Lingdai, which is principally engaged in online and offline training in finance, at a cash consideration of RMB 31,980
(“Lingdai Investment”). The Company recognized an unrealized loss of
RMB 3,509
in Accumulated Other Comprehensive Income for the year ended December 31, 2022. The Company recognized an impairment loss of

RMB 3,365 and RMB 7,492
in available-for-sale debt securities
for
the decline in fair value
compared to amortized cost basis
for the year ended December 31, 2023 and 2024, respectively
, as the Company has the intent to sell the impaired securities before recovery of its amortized cost basis
.

(4)
The Company assesses the unrealized losses of the other investments and determines that the Company has the intent
to sell the impaired
securities
before recovery of its amortized cost basis. Thus, the Company recognized an impairment loss of
 RMB 9,779 and RMB 5,336
in available-for-sale debt securities as the decline in fair value for the year ended December 31, 2023 and 2024, respectively.